Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
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Investments in associates and joint ventures accounted for using the equity method
(1)    Investments in associates and joint ventures accounted for using the equity method as of December 31, 2020 and 2019 are as follows:

		December 31, 2020			December 31, 2019
(In millions of won)	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount

Investments in associates:
SK China Company Ltd.	China	27.3	￦	555,133	27.3	￦	568,459
Korea IT Fund(*1)	Korea	63.3		323,294	63.3		311,552
KEB HanaCard Co., Ltd.(*2)	Korea	15.0		314,930	15.0		294,756
SK Telecom CS T1 Co., Ltd.(*1)	Korea	54.9		53,010	54.9		60,305
NanoEnTek, Inc.(*3)	Korea	28.4		43,190	28.6		42,127
UniSK	China	49.0		15,700	49.0		14,342
SK Technology Innovation Company	Cayman Islands	49.0		41,579	49.0		43,997
SK MENA Investment B.V.	Netherlands	32.1		14,043	32.1		14,904
SK hynix Inc.	Korea	20.1		12,251,861	20.1		11,425,325
SK Latin America Investment S.A.	Spain	32.1		13,930	32.1		13,698
Grab Geo Holdings PTE. LTD.	Singapore	30.0		30,063	30.0		31,269
SK South East Asia Investment Pte. Ltd.(*4)	Singapore	20.0		311,990	20.0		250,034
Pacific Telecom Inc.(*2)	USA	15.0		39,723	15.0		40,016
S.M. Culture & Contents Co., Ltd.(*5)	Korea	23.3		62,248	23.4		63,469
Content Wavve Co., Ltd.	Korea	30.0		75,803	30.0		83,640
Hello Nature Co., Ltd.(*6)	Korea	49.9		11,969	49.9		13,620
Digital Games International Pte. Ltd.(*7)	Singapore	33.3		6,449	—		—
Invites Healthcare Co., Ltd.(*8)	Korea	43.5		25,536	—		—
Nam Incheon Broadcasting Co., Ltd.(*9)	Korea	27.3		10,902	—		—
NANO-X IMAGING LTD.(*2,10)	Israel	5.6		28,484	—		—
Home Choice Corp.(*2,9)	Korea	17.8		3,585	—		—
Carrot General Insurance Co., Ltd. (Formerly, Carrot Co., Ltd)(*11)	Korea	21.4		13,469	9.9		6,459
12CM JAPAN and others(*2,8,12)	—	—		65,750	—		58,884

				14,312,641			13,336,856

Investments in joint ventures:
Dogus Planet, Inc.(*13)	Turkey	50.0		15,071	50.0		15,921
Finnq Co., Ltd.(*13)	Korea	49.0		13,342	49.0		22,880
NEXTGEN BROADCAST SERVICES CO, LLC(*13)	USA	50.0		5,850	50.0		7,961
NEXTGEN ORCHESTRATION, LLC(*13)	USA	50.0		1,600	50.0		1,646
Techmaker GmbH(*13)	Germany	50.0		5,609	—		—

				41,472			48,408

			￦	14,354,113		￦	13,385,264

(*1)
Investments in Korea IT Fund and SK Telecom CS T1 Co., Ltd. were classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.

(*2)
These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the board of directors even though the Group has less than 20% of equity interests.

(*3)	The ownership interest has changed as third-party share option was exercised and convertible bonds were converted during the year ended December 31, 2020.

(*4)	The Group additionally contributed ￦119,770 million in cash during the year ended December 31, 2020, but there is no change in the ownership interest.

(*5)
The ownership interest has changed as S.M. Culture & Contents Co., Ltd. issued 549,094 shares of common stock as a result of the merger with Hoteltrees Co., Ltd. during the year ended December 31, 2020.

(*6)	The Group additionally contributed ￦9,980 million in cash during the year ended December 31, 2020, but there is no change in the ownership interest.

(*7)	The Group newly invested ￦8,810 million in cash during the year ended December 31, 2020.

(*8)
The Group transferred the entire shares of Health Connect Co., Ltd. and assets related to the digital disease management business during the year ended December 31, 2020. The Group acquired 279,999 shares of common stock and 140,000 shares of convertible preferred stock of Invites Healthcare Co., Ltd. in consideration of the transfer and recognized ￦9,372 million of gain on investments in associates and ￦12,451 million of gain on the business transfer. After the transaction, Invites Healthcare Co., Ltd. increased its capital by a third-party allotment which changed the Group’s ownership interest.

(*9)
The Group acquired the shares of Nam Incheon Broadcasting Co., Ltd. and Home Choice Corp. from the merger with Tbroad Co., Ltd., Tbroad Dongdaemun Broadcasting Co., Ltd. and Korea Digital Cable Media Center Co., Ltd.

(*10)
The Group obtained significant influence by contributing ￦24,015 million in cash for the year ended December 31, 2020 and reclassified ￦3,621 million from financial assets at FVOCI to investments in associates. Meanwhile,
NANO-X
IMAGING LTD. has been listed on NASDAQ since the Group obtained significant influence. The ownership interest of the Group has changed due to issuance of new shares through listing and the exercise of right to acquire new shares by a third party.

(*11)
Group acquired 1,360,000 shares of common stock and 2,640,000 shares of preferred stock of Carrot General Insurance Co., Ltd. (formerly, Carrot Co., Ltd.) at ￦6,800 million and ￦13,200 million, respectively, during the year ended December 31, 2019, and has converted the entire preferred stock into common stock during the year ended December 31, 2020.

(*12)	The Group disposed the entire shares of SK Telecom Smart City Management Co., Ltd. and recognized ￦4,485 million of gain relating to investments in associates during the year ended December 31, 2020.

(*13)	These investments were classified as investments in joint ventures as the Group has a joint control pursuant to the agreement with the other shareholders.

Market price of investments in listed associates
(2)    The market value of investments in listed associates as of December 31, 2020 and 2019 are as follows:

	December 31, 2020				December 31, 2019
(In millions of won, except for share data)	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
NanoEnTek, Inc.	￦	8,620	7,600,649	65,518	5,620	7,600,649	42,716
SK hynix Inc.		118,500	146,100,000	17,312,850	94,100	146,100,000	13,748,010
S.M.Culture & Contents Co.,Ltd.		1,630	22,033,898	35,915	1,530	22,033,898	33,712
NANO-X IMAGING LTD.		49,678	2,607,466	129,534	—	—	—

Financial information of significant associates
(3)    The condensed financial information of significant associates as of and for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)
	As of December 31, 2020
Current assets	￦	16,570,953	7,910,517	107,652	380,413	797,045
Non-current assets		54,602,900	298,438	402,812	1,706,634	1,672,412
Current liabilities		9,072,360	897,594	—	51,025	67
Non-current liabilities		10,192,396	5,531,968	—	308,606	—

	2020
Revenue	￦	31,900,418	1,231,815	52,330	107,791	—
Profit (loss) for the year		4,758,914	154,521	36,615	20,369	(158,680)
Other comprehensive income (loss)		(107,378)	(4,283)	9,647	42,921	(390,851)
Total comprehensive income (loss)		4,651,536	150,238	46,262	63,290	(549,531)

(In millions of won)	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)
	As of December 31, 2019
Current assets	￦	14,457,602	7,974,407	113,233	615,028	81,065
Non-current assets		50,331,892	207,284	378,691	1,442,748	1,797,239
Current liabilities		7,874,033	1,015,657	—	59,395	94
Non-current liabilities		8,972,266	5,537,850	—	215,354	—

	2019
Revenue	￦	26,990,733	1,236,678	70,565	116,269	—
Profit for the year		2,016,391	56,281	53,867	23,474	1,190
Other comprehensive income (loss)		94,023	(4,458)	6,132	(15,093)	97,508
Total comprehensive income		2,110,414	51,823	59,999	8,381	98,698
(In millions of won)	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)
	As of December 31, 2018
Current assets	￦	19,894,146	7,781,888	118,024	677,686	559,050
Non-current assets		43,764,189	202,251	326,740	1,221,736	—
Current liabilities		13,031,852	1,122,538	—	71,396	—
Non-current liabilities		3,774,152	5,286,179	—	117,094	—

	2018
Revenue	￦	40,445,066	1,642,133	57,430	117,132	—
Profit for the year		15,539,984	106,675	45,110	30,274	—
Other comprehensive income (loss)		(67,219)	(4,344)	(13,422)	(16,149)	—
Total comprehensive income		15,472,765	102,331	31,688	14,125	—

(*)
The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., SK China Company Ltd. and SK South East Asia Investment Pte. Ltd. are consolidated financial information. In addition, the financial information of SK hynix Inc. as of and for the year ended 2019 is financial information before the change in accounting policy in connection with the application of interpretations published by International Financial Reporting Interpretations Committee on determining lease term, as the impact on the Group’s consolidated financial statements is immaterial.

Condensed financial information of joint ventures
(4)    The condensed financial information of significant joint ventures as of and for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2020
Current assets	￦	55,951	26,781
Cash and cash equivalents		9,083	23,936
Non-current assets		30,408	8,530
Current liabilities		46,186	7,367
Accounts payable, other payables and provisions		28,145	5,094
Non-current liabilities		10,031	879

	2020
Revenue	￦	177,084	3,937
Depreciation and amortization		(4,642)	(4,417)
Interest income		1,878	29
Interest expense		(555)	(51)
Profit (loss) for the year		7,030	(19,426)
Total comprehensive loss		(1,659)	(19,426)

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2019
Current assets	￦	59,632	42,995
Cash and cash equivalents		13,422	40,619
Non-current assets		25,247	11,389
Current liabilities		52,238	6,756
Accounts payable, other payables and provisions		35,459	5,062
Non-current liabilities		800	1,099

	2019
Revenue	￦	136,777	1,968
Depreciation and amortization		(5,487)	(4,769)
Interest income		1,455	12
Interest expense		(92)	(198)
Profit (loss) for the year		9,294	(17,079)
Total comprehensive income (loss)		9,294	(17,361)

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2018
Current assets	￦	43,127	11,985
Cash and cash equivalents		42,416	10,434
Non-current assets		20,239	15,435
Current liabilities		37,105	5,070
Accounts payable, other payables and provisions		28,432	87
Non-current liabilities		1,287	7,579

	2018
Revenue	￦	99,770	232
Depreciation and amortization		(5,427)	(3,490)
Interest income		1,635	5
Interest expense		—	(301)
Profit (Loss) for the year		642	(17,995)
Total comprehensive income (loss)		642	(18,166)

Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements
(5)    Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
(In millions of won)	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
SK hynix Inc.(*1,2)	￦	51,883,236	20.1	11,082,048	1,169,813	12,251,861
KEB HanaCard Co., Ltd.		1,779,393	15.0	266,909	48,021	314,930
Korea IT Fund		510,464	63.3	323,294	—	323,294
SK China Company Ltd.(*1)		1,725,949	27.3	470,687	84,446	555,133
SK South East Asia Investment Pte. Ltd.(*1)		1,559,951	20.0	311,990	—	311,990

(In millions of won)	December 31, 2019
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
SK hynix Inc.(*1,2)	￦	47,928,415	20.1	10,237,314	1,188,011	11,425,325
KEB HanaCard Co., Ltd.		1,628,184	15.0	244,228	50,528	294,756
Korea IT Fund		491,924	63.3	311,552	—	311,552
SK China Company Ltd.(*1)		1,772,419	27.3	483,360	85,099	568,459
SK South East Asia Investment Pte. Ltd.(*1)		1,250,168	20.0	250,034	—	250,034

(*1)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(*2)
The ownership interest is based on the number of shares owned by the Parent Company divided by the total shares issued by the investee company. The Group applied the equity method using the effective ownership interest which is based on the number of shares owned by the Parent Company and the investee’s total shares outstanding. The effective ownership interest applied for the equity method is 21.36% for 2020 and 2019.

Details of the changes in investments in associates and joint ventures accounted for using the equity method
(6)    Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2020 and 2019 are as follows:

	2020
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Business Combina -tion	Ending balance
Investments in associates:
SK China Company Ltd.	￦	568,459	—	3,752	(17,078)	—	—	555,133
Korea IT Fund(*1)		311,552	—	23,189	6,110	(17,557)	—	323,294
KEB HanaCard Co., Ltd.		294,756	—	20,671	(497)	—	—	314,930
SK Telecom CS T1 Co., Ltd.		60,305	—	(7,282)	(13)	—	—	53,010
NanoEnTek, Inc.		42,127	143	830	90	—	—	43,190
UniSK(*1)		14,342	—	1,403	168	(213)	—	15,700
SK Technology Innovation Company		43,997	—	184	(2,602)	—	—	41,579
SK MENA Investment B.V.		14,904	—	—	(861)	—	—	14,043
SK hynix Inc.(*1)		11,425,325	—	995,117	(22,481)	(146,100)	—	12,251,861
SK Latin America Investment S.A.		13,698	—	(40)	272	—	—	13,930
Grab Geo Holdings PTE. LTD.		31,269	—	(425)	(781)	—	—	30,063
SK South East Asia Investment Pte. Ltd.		250,034	119,770	11,250	(69,064)	—	—	311,990
Pacific Telecom Inc.(*1)		40,016	—	2,307	(1,621)	(979)	—	39,723
S.M. Culture & Contents Co., Ltd.		63,469	(162)	(813)	(246)	—	—	62,248
Content Wavve Co., Ltd.		83,640	—	(7,837)	—	—	—	75,803
Hello Nature Co., Ltd.(*2)		13,620	9,980	(11,118)	(79)	(434)	—	11,969
Digital Games International Pte. Ltd.		—	8,810	(2,038)	(323)	—	—	6,449
Invites Healthcare Co., Ltd.		—	28,000	(2,645)	181	—	—	25,536
Nam Incheon Broadcasting Co., Ltd.		—	—	676	—	—	10,226	10,902
NANO-X IMAGING LTD.(*3)		—	28,515	(747)	—	716	—	28,484
Home Choice Corp.		—	—	174	—	—	3,411	3,585
Carrot General Insurance Co., Ltd. (Formerly, Carrot Co., Ltd.)(*4)		6,459	31	(6,188)	(33)	13,200	—	13,469
12CM JAPAN and others(*5)		58,884	(1,508)	(2,134)	(2,302)	12,810	—	65,750

		13,336,856	193,579	1,018,286	(111,160)	(138,557)	13,637	14,312,641

Investments in joint ventures:
Dogus Planet, Inc.		15,921	—	3,453	(4,303)	—	—	15,071
Finnq Co., Ltd.		22,880	—	(9,538)	—	—	—	13,342
NEXTGEN BROADCAST SERVICES CO, LLC		7,961	—	(1,769)	—	(342)	—	5,850
NEXTGEN ORCHESTRATION, LLC		1,646	—	57	—	(103)	—	1,600
Techmaker GmbH		—	5,609	—	—	—	—	5,609

		48,408	5,609	(7,797)	(4,303)	(445)	—	41,472

	￦	13,385,264	199,188	1,010,489	(115,463)	(139,002)	13,637	14,354,113

(*1)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2020.

(*2)	The Group recognized ￦434 million of impairment loss for the investments in Hello Nature Co., Ltd. for the year ended December 31, 2020.

(*3)	As the Group obtained significant influence, ￦3,621 million of financial assets at FVOCI are reclassified to the investment in associates for the year ended December 31, 2020.

(*4)
The Group acquired 1,360,000 of common shares and 2,640,000 of preferred shares of Carrot General Insurance Co., Ltd.(Formerly, Carrot Co., Ltd.) at ￦6,800 million and ￦13,200 million, respectively, in cash during the year ended December 31, 2019 and the entire preferred shares were converted to common shares during the year ended December 31, 2020.

(*5)
The acquisitions for the year ended December 31, 2020 include ￦1,600 million of cash investment in Laguna Dynamic Game Contents Fund and ￦1,342 million of cash investment in KDX Korea Data Exchange and ￦708 million relating to contribution of WALDEN SKT VENTURE FUND. The disposals for the year ended December 31, 2020 include ￦1,142 million relating to transfer of the shares of Health Connect Co., Ltd. and ￦2,056 million relating to liquidation of 2010
KIF-Stonebridge
IT Fund and ￦1,984 million relating to disposal of the entire shares of SK Telecom Smart City Management Co., Ltd.

	2019
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	￦	551,548	—	4,916	11,995	—	568,459
Korea IT Fund(*1)		281,684	—	34,116	3,884	(8,132)	311,552
KEB HanaCard Co., Ltd.		288,457	—	6,827	(528)	—	294,756
SK Telecom CS T1 Co., Ltd.		—	60,305	—	—	—	60,305
NanoEnTek, Inc.		40,974	(43)	1,220	(24)	—	42,127
UniSK(*1)		13,486	—	728	347	(219)	14,342
SK Technology Innovation Company		42,469	—	89	1,439	—	43,997
SK MENA Investment B.V.		14,420	—	4	480	—	14,904
SK hynix Inc.(*1)		11,208,315	—	416,168	20,008	(219,166)	11,425,325
SK Latin America Investment S.A.		13,313	—	74	311	—	13,698
Grab Geo Holdings PTE. LTD.		—	30,518	(17)	768	—	31,269
SK South East Asia Investment Pte. Ltd.		111,000	113,470	6,062	19,502	—	250,034
Pacific Telecom Inc.		37,075	—	2,689	252	—	40,016
S.M.Culture & Contents Co., Ltd.		63,801	—	464	(796)	—	63,469
Content Wavve Co., Ltd.		—	90,858	(7,218)	—	—	83,640
Hello Nature Co., Ltd.(*2)		28,549	—	(6,580)	(16)	(8,333)	13,620
Health Connect Co., Ltd. and others(*1,3)		96,522	7,444	(17,142)	3,101	(24,582)	65,343

		12,791,613	302,552	442,400	60,723	(260,432)	13,336,856

Investments in joint ventures:
Dogus Planet, Inc.		12,487	(81)	4,628	(1,113)	—	15,921
Finnq Co., Ltd.		7,671	24,500	(8,441)	(850)	—	22,880
NEXTGEN BROADCAST SERVICES CO, LLC		—	8,160	(144)	—	(55)	7,961
NEXTGEN ORCHESTRATION, LLC		—	1,748	(91)	—	(11)	1,646
Celcom Planet(*4)		—	6,141	(6,141)	—	—	—

		20,158	40,468	(10,189)	(1,963)	(66)	48,408

	￦	12,811,771	343,020	432,211	58,760	(260,498)	13,385,264

(*1)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2019.

(*2)	The Group recognized ￦8,333 million of impairment loss for the investments in Hello Nature Co., Ltd. during the year ended December 31, 2019.

(*3)
The acquisition for the year ended December 31, 2019 includes ￦6,800 million of cash investments in Carrot General Insurance Co., Ltd.(Formerly, Carrot Co., Ltd.), and others. Other increase (decrease) includes the changes in book value due to the reclassification of FSK L&S Co., Ltd. as investments in subsidiary from investments in associates.

(*4)	Investment in Celcom Planet was disposed during year ended December 31, 2019.

Details of cumulative unrecognized equity method losses
(7)    The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2020 are as follows:

(In millions of won)	Unrecognized loss			Unrecognized change in equity
	2020		Cumulative loss	2020	Cumulative loss
Wave City Development Co., Ltd.	￦	(1,970)	2,400	—	—
Daehan Kanggun BcN Co., Ltd. and others		295	10,947	14	(124)

	￦	(1,675)	13,347	14	(124)